Stock-Based Compensation (Restricted Stock And RSU Activity) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	4 years
Restricted stock/restricted stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	$ 2.9
Unrecognized compensation cost, period of recognition, in years (years)	2 years 3 months 18 days
Fair market value on grant date	$ 1.6	$ 4.8	$ 2.3
Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	$ 33.7
Unrecognized compensation cost, period of recognition, in years (years)	2 years 9 months 18 days
Fair market value on grant date	$ 21.5
Minimum | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	4 years
Maximum | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	5 years